Principal changes in the scope of consolidation in 2021 - Summary of Provisional Purchase Price Allocation (Details) - Translate Bio € in Millions	Sep. 14, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 396
Deferred tax liabilities	(93)
Other current and non-current assets and liabilities	174
Cash and cash equivalents	247
Shire contingent consideration liability (see Note D.18.)	(323)
Net assets at acquisition date	401
Goodwill	2,179
Purchase price	€ 2,580